Consolidated Balance Sheet Parenthetical - USD ($) shares in Millions, $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets
Customers and agents, allowances	$ 51	$ 45
Other, allowances	$ 1	$ 1
U.S. Cellular shareholders' equity
Authorized shares	190	190
Issued shares	88	88
Outstanding shares	85	84
Par value	$ 88	$ 88
Treasury shares	3	4
Variable Interest Entities VIE's
Total VIE assets that can be used to settle only the VIEs' obligations	$ 827	$ 658
Total VIE liabilities for which creditors have no recourse	$ 19	$ 1
Series A Common Shares
U.S. Cellular shareholders' equity
Authorized shares	50	50
Issued shares	33	33
Outstanding shares	33	33
Par value per share	$ 1.00	$ 1.00
Par value	$ 33	$ 33
Common Shares
U.S. Cellular shareholders' equity
Authorized shares	140	140
Issued shares	55	55
Outstanding shares	52	51
Par value per share	$ 1.00	$ 1.00
Par value	$ 55	$ 55
Treasury shares	3	4